STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) [Abstract]
Net income/(loss)	$ 249	$ (2,370)	$ 14,747	$ (1,211)
Unrealized gains/(losses) from hedging financial instruments
Unrealized (loss)/gain on interest rate swaps, net	(1,982)	3,279	(2,662)	4,709
Amortization of deferred loss on dedesignated financial instruments	0	219	154	435
Total unrealized (losses)/ gains from hedging financial instruments	(1,982)	3,498	(2,508)	5,144
Unrealized gain/(loss) on marketable securities	0	(57)	0	(55)
Other Comprehensive (loss)/income	(1,982)	3,441	(2,508)	5,089
Comprehensive (loss)/income	(1,733)	1,071	12,239	3,878
Less: comprehensive (income)/loss attributable to the noncontrolling interest	(50)	845	19	706
Comprehensive (loss)/income attributable to Tsakos Energy Navigation Limited	$ (1,783)	$ 1,916	$ 12,258	$ 4,584